Jul. 28, 2021
Kayne Anderson Renewable Infrastructure Fund
Kayne Anderson Renewable Infrastructure Fund
Kayne Anderson Renewable Infrastructure Fund
a series of Series Portfolios Trust (the “Trust”)

Supplement dated July 28, 2021 to the
Prospectus dated April 30, 2021

This supplement amends the Prospectus for the Kayne Anderson Renewable Infrastructure Fund (the “Fund”) dated April 30, 2021.

Effective August 1, 2021, Kayne Anderson Capital Advisors, L.P. (the “Adviser”) has contractually agreed to lower its management fee from 1.00% to 0.85% of the Fund’s average daily net assets. Also effective August 1, 2021, to reduce the Fund’s Total Annual Fund Operating Expenses, the Adviser has contractually agreed, pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Fund, to reduce the Fund’s operating expense limit by 0.30% so that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net assets through at least August 1, 2022.

The “Fees and Expenses of the Fund” table and “Example” in the section titled “Summary Section” on page 1 of the Fund’s Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retail Class	Class I
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses(1)	1.02%	1.02%
Total Annual Fund Operating Expenses	2.12%	1.87%
Fee Waiver and/or Expense Reimbursement(2)	(0.86)%	(0.86)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.26%	1.01%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap through August 1, 2022).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class	$128	$558	$1,037	$2,361
Class I	$103	$481	$908	$2,097

Please retain this supplement future reference.